Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Components of Deferred Income Tax Assets and Liabilities

The components of the deferred income tax assets and liabilities as of December 31, 2018 and 2017 were as follows:

	December 31, 2018	December 31, 2017
($ in thousands)
Deferred tax assets
Policyholder reserves	$1,319,161	$1,351,638
Deferred acquisition costs	64,394	50,739
Deferred financing costs	—	2,154
Investments	61,318	—
Other assets	7,611	3,800

Total deferred tax assets	$1,452,484	$1,408,331
Valuation allowance	(65,654)	—
Deferred tax assets, after valuation allowance	$1,386,830	$1,408,331

Deferred tax liabilities
Value of business acquired	$(32,397)	$(28,356)
Amounts recoverable from reinsurers	(1,383,677)	(1,347,620)
Intangibles	(1,092)	(1,092)
Investments	(533)	(54,605)
Other liabilities	(731)	(1,243)

Total deferred tax liabilities	$(1,418,430)	$(1,432,916)

Net deferred tax asset (liability)	$(31,600)	$(24,585)

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31, 2018, 2017 and 2016 were as follows:

	2018	2017	2016
($ in thousands)
Expected federal income tax expense (benefit)	$(15,662)	$(2,124)	$16,135
Dividends received deduction	(890)	(1,960)	(1,960)
Tax reform	—	(11,461)	—
Tax rate differential on capital loss carryback, etc.	(9,769)	—	—
Other	(523)	(268)	472

Total income tax expense	$(26,844)	$(15,813)	$14,647